Share-based compensation - pricing assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10 years	10 years	7 years
Options | Minimum
Share-based compensation
Fair value of ordinary shares (US$)	$ 12.00	$ 7.34	$ 30.32
Expected volatility	41.36%	35.27%	33.60%
Risk free interest rate (per annum)	3.48%	1.52%	0.94%
Options | Maximum
Share-based compensation
Fair value of ordinary shares (US$)	$ 15.20	$ 19.92	$ 65.60
Expected volatility	41.70%	40.34%	37.80%
Risk free interest rate (per annum)	4.59%	3.83%	1.26%